Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 8,236	$ 4,404	$ 6,350
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	(649)	(523)	(645)
Depreciation	1,078	949	850
Amortization of premiums (discounts), net	16	(3)	47
Amortization of deferred loan fees	(260)	(240)	(1,011)
Amortization of core deposit intangible	700	700	700
Amortization of purchased asset fair value adjustments	(70)	(85)	(529)
Amortization of mortgage servicing rights	551	555	601
Capitalized mortgage servicing rights	(682)	(675)	(706)
Deferred income tax expense	1,084	2,105	3,128
Reclassification of certain income tax effects from accumulated other comprehensive loss	0	158	0
Securities losses, net	36	0	10
Loss (gain) on sale of premises	11	(8)	0
Gains on real estate owned, net	(80)	(72)	(596)
Gain on sales of loans	(2,095)	(2,138)	(2,618)
Proceeds from sales of loans held for sale	88,649	90,127	99,121
Disbursements on loans held for sale	(76,489)	(78,751)	(79,783)
Amortization of restricted stock awards	134	147	177
Amortization of unearned ESOP shares	194	193	194
Earned ESOP shares priced above original cost	206	147	80
Stock option compensation expense	17	41	79
(Increase) decrease in accrued interest receivable	(12)	282	(265)
Increase (decrease) in accrued interest payable	200	(91)	(9)
(Increase) decrease in other assets	(1,343)	417	(323)
(Decrease) increase in other liabilities	(1,024)	(62)	999
Other, net	2	67	270
Net cash provided by operating activities	17,809	17,043	25,513
Cash flows from investing activities:
Proceeds from sales of securities available for sale	0	0	20
Principal collected on securities available for sale	1,914	953	1,245
Proceeds collected on maturity of securities available for sale	310	20,100	136,145
Purchases of securities available for sale	(4,888)	(20,035)	(104,968)
Purchase of Federal Home Loan Bank stock	(322)	(3,999)	(1,879)
Redemption of Federal Home Loan Bank stock	272	3,952	1,800
Proceeds from sales of real estate owned	367	309	2,369
Net increase in loans receivable	(11,483)	(43,194)	(89,570)
Acquisition payment (net of cash acquired)	0	0	6,080
Proceeds from sale of premises	0	8	0
Purchases of premises and equipment	(2,497)	(1,011)	(1,607)
Net cash used by investing activities	(16,327)	(42,917)	(50,365)
Cash flows from financing activities:
(Decrease) increase in deposits	(12,249)	42,794	14,468
Warrants purchased	(6,453)	0	0
Stock awards withheld for tax withholding	0	(54)	0
Excess tax benefit from options exercised	64	0	0
Proceeds from borrowings	6,801	99,200	45,000
Repayment of borrowings	(6,801)	(106,200)	(47,000)
Increase in customer escrows	301	137	163
Net cash (used) provided by financing activities	(18,337)	35,877	12,631
(Decrease) increase in cash and cash equivalents	(16,855)	10,003	(12,221)
Cash and cash equivalents, beginning of year	37,564	27,561	39,782
Cash and cash equivalents, end of year	20,709	37,564	27,561
Supplemental cash flow disclosures:
Cash paid for interest	2,034	1,887	1,599
Cash paid for income taxes	4,264	1,879	436
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale	11,642	9,211	15,002
Loans held for sale transferred to loans	0	164	0
Transfer of loans to real estate owned, net	74	253	591
Core Deposits [Member]
Adjustments to reconcile net income to cash provided by operating activities:
Amortization of core deposit intangible	$ 99	$ 99	$ 92